Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 1,100.0	$ 1,126.0
Customer prepayment and billing in advance of performance	198.0	209.0
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(226.0)	(128.0)
Revenue recognized in the period that was included in the contract liability balance during the period	(157.0)	(105.0)
Effect of disposal		(2.0)
Ending balance	$ 915.0	$ 1,100.0